Short Term Debt	12 Months Ended
Sep. 30, 2024
Short Term Debt [Abstract]
Short Term Debt
6.	Short Term Debt

The short-term debt was as follows:

	As of September 30,
	2023	2024
Short-term debt	44,432	32,070

For the years ended September 30, 2023 and 2024, the Group entered into loan agreements with certain third party entities, pursuant to which the Group borrowed RMB 37,887 and RMB 13,081, equivalent to $5,190 and equivalent to $1,864, respectively. The loans bear interest rate of 3.85% per annum and were matured through July 2025.